Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivables	$ 2,926	$ 4,150
Allowances for credit losses	(312)	(312)
Accounts receivables, net	$ 2,614	$ 3,838